Document and Entity Information	Dec. 30, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001455863
Document Type	8-K/A
Document Period End Date	Dec. 30, 2020
Entity Registrant Name	Americold Realty Trust
Entity Incorporation State Country Code	MD
Entity File Number	001-34723
Entity Tax Identification Number	93-0295215
Entity Address, Address Line One	10 Glenlake Parkway
Entity Address, Address Line Two	South Tower
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(678)
Local Phone Number	441-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, $0.01 par value per share
Trading Symbol	COLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On December 30, 2020, Americold Realty Trust, a Maryland real estate investment trust (the “Company”), pursuant to that certain Transaction Agreement (the “Transaction Agreement”) by and among the Company, Americold Realty Operating Partnership, L.P. (the “Operating Partnership”), the subsidiaries of the Company and the Operating Partnership set forth on Annex I attached thereto (such subsidiaries, collectively with the Company and the Operating Partnership, the “Buyers”), Agro Merchants Global, L.P., a Cayman Islands exempted limited partnership (“Seller Parent”), Agro Merchants Intermediate Holdings, L.P., a Cayman Islands exempted limited partnership (“Seller Holdings”), the direct and indirect Subsidiaries of Seller Parent set forth on Annex II attached thereto (such subsidiaries, collectively with Seller Parent and Seller Holdings, the “Sellers” and each, a “Seller”) and the direct and indirect Subsidiaries of Seller Parent set forth on Annex III attached thereto (such subsidiaries, collectively, the “Target Companies”). Pursuant to the Transaction Agreement, the Buyers acquired all of the equity interests of the Target Companies held by the Sellers (the “Acquisition”). This Amendment No. 1 to the Current Report on Form 8-K (“Amendment No. 1”) amends and supplements Item 9.01 of the original Current Report on Form 8-K filed by the Company on January 6, 2021 (the “Initial Form 8-K”) to provide certain historical financial statements of the Target Companies, and certain pro forma financial information regarding the Company. Any information required to be set forth in the Initial Form 8-K that is not being amended or supplemented pursuant to this Amendment No. 1 is hereby incorporated by reference. Except as set forth herein, no modifications have been made to the information contained in the Initial Form 8-K and the Company has not updated any information contained therein to reflect the events that have occurred since the date of the Initial Form 8-K. Accordingly, this Amendment No. 1 should be read in conjunction with the Initial Form 8-K.